Other items from operating activities - Other income and other expense (Details) $ in Millions		12 Months Ended
	Dec. 16, 2025 GW	Dec. 31, 2025 USD ($) item MW GW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Other items from operating activities
Gains on disposal of assets		$ 1,694	$ 1,721	$ 3,157
Foreign exchange gains		331	236
Other		350	155	520
OTHER INCOME		2,375	2,112	3,677
Losses on disposal of assets		(126)	(224)	(98)
Foreign exchange losses		(354)	(406)	(763)
Amortization of other intangible assets (excl. mineral interests)		(445)	(389)	(769)
Other		(1,002)	(262)	(766)
OTHER EXPENSE		$ (1,927)	$ (1,281)	(2,396)
Total Eren
Other items from operating activities
Revaluation of previously held share				$ 388
Oil and gas blocks in Argentina, Rincon La Ceniza and La Escalonada
Other items from operating activities
Percentage of interest sold		45.00%
Number of blocks sold | item		2
Fields of West Ekofisk and Albuskjell
Other items from operating activities
Percentage of interest sold		39.89%
Fields of Tommeliten Gamma
Other items from operating activities
Percentage of interest sold		20.23%
OML118 production sharing contract
Other items from operating activities
Percentage of interest sold		12.50%
Solar portfolio in North America
Other items from operating activities
Percentage of interest sold		50.00%
Power generation capacity | GW	1.4	1.4
Solar and hydroelectric assets in Portugal
Other items from operating activities
Percentage of interest sold		50.00%
Power generation capacity | MW		604
Surmont asset
Other items from operating activities
Percentage of interest sold				50.00%